ORGANIZATION - Consolidation and presentation of financial statements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable interest entity
Cash and cash equivalents	¥ 19,634,716	$ 2,765,492	¥ 19,413,202	$ 2,734,292	¥ 20,446,104	¥ 40,969,979
Restricted cash	6,222,745	876,455	6,181,057	$ 870,584	6,286,105	¥ 8,567,496
Shortterm investments	34,257,958	4,825,132	35,485,908
Accounts receivable, net	3,017,506		4,075,421
Prepayments, receivables and other assets	4,666,976	657,331	4,057,843
Total current assets	69,753,623	9,824,593	70,424,675
Property and equipment, net	1,965,098	276,778	2,036,553
Rightofuse assets	17,617,915	2,481,431	11,284,070
Intangible assets, net	1,067,459	150,348	1,686,976
Goodwill	4,856,807	684,067	4,934,235		¥ 1,805,689
Other non-current assets	1,473,041	207,474	1,032,251
Total noncurrent assets	50,578,308	7,123,805	38,922,672
TOTAL ASSETS	120,331,931	16,948,398	109,347,347
Accounts payable	6,328,516	891,353	5,843,321
Employee compensation and welfare payable	8,145,779	1,147,309	9,365,512
Customer deposits payable	3,900,564	549,383	4,194,828
Income taxes payable	698,568	98,391	542,290
Lease liabilities current portion	9,368,607	1,319,541	4,972,345
Contract liabilities	4,665,201	657,080	3,260,269
Accrued expenses and other current liabilities	5,695,948	802,257	4,118,068
Total current liabilities	39,523,983	5,566,837	33,341,318
Deferred tax liabilities	279,341	39,344	351,186
Lease liabilities non-current portion	8,327,113	1,172,849	6,599,930
Total noncurrent liabilities	8,606,843	1,212,248	6,951,591
TOTAL LIABILITIES	48,130,826	6,779,085	40,292,909
Nonrelated Party
Variable interest entity
Short-term financing receivables, net of allowance for credit losses of RMB139,427 and RMB122,482 as of December 31, 2022 and 2023, respectively	1,347,759	189,828	667,224
Related Party
Variable interest entity
Amounts due from and prepayments to related parties	419,270	59,053	405,956
Amounts due to related parties	430,350	$ 60,614	425,685
VIE [member]
Variable interest entity
Cash and cash equivalents	2,232,732		1,873,989
Restricted cash	3,933,122		3,806,783
Shortterm investments	0		447,583
Short-term financing receivables, net of allowance for credit losses of RMB139,427 and RMB122,482 as of December 31, 2022 and 2023, respectively	1,310,625		645,884
Accounts receivable, net	27,610		23,374
Prepayments, receivables and other assets	369,922		391,727
Amounts due from non-VIE subsidiaries of the Group	2,671,350		3,041,482
Total current assets	10,877,553		10,585,889
Property and equipment, net	72,754		82,753
Rightofuse assets	199		73
Intangible assets, net	26,395		33,786
Goodwill	7,522		7,522
Other non-current assets	58,420		66,128
Total noncurrent assets	165,290		190,262
TOTAL ASSETS	11,042,843		10,776,151
Accounts payable	68,000		62,910
Employee compensation and welfare payable	371,917		386,874
Customer deposits payable	2,540,511		2,915,103
Income taxes payable	35,274		50,383
Lease liabilities current portion	383		369
Contract liabilities	4,291		5,572
Accrued expenses and other current liabilities	153,102		199,443
Total current liabilities	7,976,579		7,054,118
Deferred tax liabilities	3,788		4,483
Lease liabilities non-current portion	0		23
Total noncurrent liabilities	3,788		4,506
TOTAL LIABILITIES	7,980,367		7,058,624
VIE [member] | Related Party
Variable interest entity
Short-term financing receivables, net of allowance for credit losses of RMB139,427 and RMB122,482 as of December 31, 2022 and 2023, respectively	0		20,000
Amounts due from and prepayments to related parties	332,192		335,067
Accounts payable	905		822
Amounts due to related parties	905		822
VIE [member] | Affiliated Entity [Member]
Variable interest entity
Amounts due to related parties	¥ 4,802,196		¥ 3,432,642